SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Convertible loans measured at fair value on a recurring basis (Details) ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Conversion of accounts payable to convertible loan	¥ 4,548	$ 705
Conversion of convertible loans	(18,459)	(2,859)
Gain on settlement of convertible loan			¥ (7,162)
Level 3 | Convertible loan ("CL")
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Opening balance	2,232	346	24,568
New convertible loans issued	12,941	2,004	1,830
Repayments			(17,261)
Loss on change in fair value of convertible loan	4,346	673	532
Other comprehensive income -foreign exchange translations	66	10	(275)
Total	¥ 5,674	$ 879	¥ 2,232